Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, no par value
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	2,258,826	2,258,826
Preferred stock, shares outstanding	2,258,826	2,258,826
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	8,441,617	7,705,208
Common stock, shares outstanding	8,441,617	7,705,208
Reverse stock split, description	1:4.75 reverse stock split	1:4.75 reverse stock split